Related Party Balances and Transactions - Summary of Amounts Due from Related Parties (Parenthetical) (Detail)	1 Months Ended
Aug. 31, 2023
Related Party Transactions [Abstract]
Percentage disposal of interest held in subsidairy	70.00%